Note 4 - Key Sources of Estimation Uncertainty and Judgement	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of key sources of estimation uncertainty [text block]
4.	Key sources of estimation uncertainty and judgement

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are accounted for prospectively.

The key sources of estimation uncertainty that have a significant risk of causing material adjustment to the carrying amounts of assets and liabilities are discussed below:

Valuation of stock-based compensation and warrants

Management measures the costs for stock-based compensation and warrants using market-based option valuation techniques. Assumptions are made and estimates are used in applying the valuation techniques. These include estimating the future volatility of the share price, expected dividend yield, expected risk-free interest rate, future employee turnover rates, future exercise behaviors and corporate performance. Such estimates and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates of stock-based compensation and warrants.

Estimate of prepaid expenses and accruals for research and development expenses

The Company records an estimate of accrued expenses for research and development. The period-end process involves assessing the status of research and development activities by analyzing open purchase orders and having discussions with the Company’s personnel and service providers. This information is used to identify services that have been performed and estimate the level of service performed on the Company’s behalf and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost.

For research and development activities, the majority of service providers invoice the Company in arrears for services performed, either on a pre-determined schedule or when contractual milestones are met; however, some require advanced payments, such that payments to the service providers exceed the level of services provided. This impacts the amount of accrued expenses and prepaid balances related to research and developments costs as of period end.

The Company estimates its accrued expenses and prepaid expenses as of each statement of financial position date in its financial statements based on facts and circumstances known at that time. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust research and development expenses in subsequent periods.

Valuation of warrant derivative

Estimating the fair value of the warrant derivative at initial measurement, at each exercise date and at each reporting period requires determining the most appropriate valuation model. This estimate also requires determining the most appropriate inputs to the valuation model, including the expected life, share price volatility, and dividend yield, and making assumptions about them. Changes in the inputs and assumptions used affect the fair value estimate of the warrant derivative.